COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2025
Lessee, Lease, Description [Line Items]
SCHEDULE OF THE FUTURE MINIMUM LEASE PAYMENTS UNDER NON CANCELABLE OPERATING LEASE AGREEMENTS	The following table summarizes the maturity of operating lease liabilities as of June 30, 2025:
US$
2025	96,198
Total	96,198
Less: imputed interest	(1,200)
Present value of lease liabilities	94,998

Non Cancellable Operating Lease Agreement [Member]
Lessee, Lease, Description [Line Items]
SCHEDULE OF THE FUTURE MINIMUM LEASE PAYMENTS UNDER NON CANCELABLE OPERATING LEASE AGREEMENTS	The future aggregate minimum lease payments under non-cancellable operating lease agreements were as follows:
Future Periods	US$
For the six months ended December 31, 2025	96,198
Total	96,198